STATEMENT OF OPERATIONS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Operating costs	$ 105,282	$ 1,604,514
Loss from operations	(105,282)	(1,604,514)
Unrealized gain (loss) on investments held in trust account	(5,056)	2,020,214
Interest and dividend income on investments held in trust account		1,903,452
Net income (loss)	$ (110,338)	$ 2,319,152
Class A ordinary shares
Basic, weighted average shares outstanding	2,437,912	26,100,000
Diluted, weighted average shares outstanding	2,437,912	26,100,000
Basic, net loss per ordinary shares	$ (0.01)	$ 0.07
Diluted, net loss per ordinary shares	$ (0.01)	$ 0.07
Class B ordinary shares
Basic, weighted average shares outstanding	5,184,204	6,325,000
Diluted, weighted average shares outstanding	5,184,204	6,325,000
Basic, net loss per ordinary shares	$ (0.01)	$ 0.07
Diluted, net loss per ordinary shares	$ (0.01)	$ 0.07